Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Other Receivables and Prepaid Expenses
Note 4 - Other Receivables and Prepaid Expenses

	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Government institutions	151	263
Prepaid expenses	2,864	1,435
Receivable from sale of ADSs	44	-

	3,059	1,698